Earnings Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	50,932	23,756	0
Outstanding Options (In Shares)	348,000	450,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	94,000